SUBSEQUENT EVENTS (Details) - USD ($)						3 Months Ended		12 Months Ended
	Jul. 01, 2023	Mar. 26, 2022	Feb. 28, 2022	Jan. 03, 2022	Jul. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 20, 2022
Comstock Mining LLC | Scenario, Forecast
Subsequent Event [Line Items]
Membership interest, consideration purchased								$ 7,750,000
Sierra Springs Opportunity Fund, Inc.
Subsequent Event [Line Items]
Payments for advance to affiliate				$ 1,300,000		$ 1,300,000	$ 2,150,000		$ 3,285,000	$ 1,650,000
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Subsequent Event [Line Items]
Legal expense incurred					$ 1,500,000
Ownership percentage					50.00%
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary | Restricted Stock
Subsequent Event [Line Items]
Shares issued in connection with investment and financing commitments (shares)			3,500,000
Tonogold
Subsequent Event [Line Items]
Ownership percentage		100.00%
Tonogold note receivable, face value		$ 6,650,000
Tonogold | Scenario, Forecast
Subsequent Event [Line Items]
Non refundable option fee								$ 750,000
Additional non refundable extensible fee	$ 500,000
Subsequent Event
Subsequent Event [Line Items]
Cash award											$ 150,000
Subsequent Event | Sierra Springs Opportunity Fund, Inc.
Subsequent Event [Line Items]
Payments for advance to affiliate				$ 1,300,000
Subsequent Event | LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Subsequent Event [Line Items]
Legal expense incurred			$ 250,000
Subsequent Event | LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary | Restricted Stock
Subsequent Event [Line Items]
Shares issued in connection with investment and financing commitments (shares)			3,500,000
Subsequent Event | Tonogold
Subsequent Event [Line Items]
Ownership percentage		100.00%
Tonogold note receivable, face value		$ 6,650,000